Average Annual Total Returns		12 Months Ended	14 Months Ended	18 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(39.37%)		14.90%	[1]
T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(39.78%)		(13.20%)	[1]
T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(23.31%)		(11.08%)	[1]
T-REX 2X LONG BITCOIN DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		16.36%	[1]
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(29.04%)		(70.00%)	[2]
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(29.05%)		(70.00%)	[2]
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(17.19%)		(49.27%)	[2]
T-REX 2X INVERSE BITCOIN DAILY TARGET ETF CLASS | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%		16.36%	[2]
T-Rex 2X Long Ether Daily Target ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(62.39%)	(36.80%)
T-Rex 2X Long Ether Daily Target ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions
Average Annual Return, Percent		(62.38%)	(36.81%)
T-Rex 2X Long Ether Daily Target ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After-Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(36.93%)	(27.73%)
T-Rex 2X Long Ether Daily Target ETF Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	16.49%

[1]	The Fund commenced operations on July 11, 2024.
[2]	The Fund commenced operations on July 11, 2024.